Document and Entity Information	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Entity Registrant Name	Sol-Gel Technologies Ltd.
Entity Central Index Key	0001684693
Document Type	20-F
Document Period End Date	Dec. 31, 2024
Current Fiscal Year End Date	--12-31
Document Financial Statement Error Correction [Flag]	false
Document Registration Statement	false
Amendment Flag	false
Entity Address, Address Line One	7 Golda Meir St
Entity Address, Address Line Two	Weizmann Science Park
Entity Address, City or Town	Ness Ziona
Entity Address, Country	IL
Entity Address, Postal Zip Code	7403650
Entity a Well-known Seasoned Issuer	No
Entity a Voluntary Filer	No
Entity's Reporting Status Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity File Number	001-38367
Document Shell Company Report	false
Document Accounting Standard	U.S. GAAP
Document Transition Report	false
Document Annual Report	true
Entity Interactive Data Current	Yes
Entity Incorporation, State or Country Code	L3
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Common Stock, Shares Outstanding	27,857,620
Entity Emerging Growth Company	false
Entity Shell Company	false
Security Exchange Name	NASDAQ
Trading Symbol	SLGL
Title of 12(b) Security	Ordinary Shares
Auditor Firm ID	1309
Auditor Location	Tel-Aviv, Israel
Auditor Name	Kesselman & Kesselman
ICFR Auditor Attestation Flag	false
Auditor Opinion [Text Block]
Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of Sol-Gel Technologies Ltd. and its subsidiary (the “Company”) as of December 31, 2024 and 2023, and the related consolidated statements of operations, of changes in shareholders' equity and of cash flows for each of the three years in the period ended December 31, 2024, including the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2024 and 2023, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Adv. Tamar Fishman Jutkowitz
Entity Address, Address Line One	7 Golda Meir St
Entity Address, Address Line Two	Weizmann Science Park
Entity Address, City or Town	Ness Ziona
Entity Address, Country	IL
Entity Address, Postal Zip Code	7403650
City Area Code	972
Local Phone Number	8-9313429
Contact Personnel Email Address	tami.fishman@sol-gel.com